Acquisitions - Schedule of fair value of the assets acquired, and liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 08, 2023	Dec. 31, 2022
Assets acquired and liabilities assumed
Cash and cash equivalents				$ 7,253
Accounts receivable				1,636
Inventory				247
Prepaid expenses and other current assets				622
Deferred project costs				11,083
Property and equipment				2,958
ROU asset				2,772
Goodwill	$ 17,097	$ 17,097	$ 17,097	17,097	$ 0
Total assets				43,668
Accounts payable				860
Accrued expenses				3,825
Deferred revenue				25,983
Lease liability				3,012
Uncertain tax position liability				184
Total liabilities				33,864
Total net assets				9,804
Issuance of Series M Preferred Stock [Member]
Consideration paid
Equity (Issuance of Series M Preferred Stock)				$ 9,804